FINANCIAL RISK MANAGEMENT (Details 1) - PEN (S/) S/ in Thousands	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015 [1]	Dec. 31, 2014
Disclosure of financial risks management [Line Items]
Allowance for loan losses	S/ 4,943,008	[1]	S/ 4,416,692	[1]	S/ 4,032,219	S/ 3,102,096
Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Impaired loans	4,575,646		4,211,406
Fair value of collateral	2,580,115		2,344,795
Allowance for loan losses	2,469,767		2,404,929
Commercial loans [Member]
Disclosure of financial risks management [Line Items]
Allowance for loan losses	1,680,126	[1]	1,235,970	[1]	1,197,713	556,270
Commercial loans [Member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Impaired loans	1,572,579		1,413,268
Fair value of collateral	1,692,544		1,542,874
Allowance for loan losses	835,786		813,844
Mortgages [member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Impaired loans	865,610		761,647
Fair value of collateral	734,397		639,186
Allowance for loan losses	119,945		116,796
Micro business loans [Member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Impaired loans	1,259,635		1,162,295
Fair value of collateral	34,702		69,503
Allowance for loan losses	1,045,694		1,018,242
Consumer loans [member]
Disclosure of financial risks management [Line Items]
Allowance for loan losses	1,558,017	[1]	1,634,169	[1]	S/ 1,288,528	S/ 1,256,616
Consumer loans [member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Impaired loans	877,822		874,196
Fair value of collateral	118,472		93,232
Allowance for loan losses	S/ 468,342		S/ 456,047

[1]	The movement in the allowance for loan losses includes the allowance for direct and indirect loans for approximately S/4,500.5 million and S/442.5 million, respectively, at December 31, 2017 (approximately S/4,207.1 million and S/209.6 million, respectively, at December 31, 2016 and approximately S/3,840.3 million and S/191.9 million, respectively, at December 31, 2015). The allowance for indirect loan losses is included in “Other liabilities” of the consolidated statement of financial position, Note 12(a). In Management’s opinion, the allowance for loan losses recorded as of December 31, 2017, 2016 and 2015 has been established in accordance with IAS 39 and is sufficient to cover incurred losses on the loan portfolio.